Document and Entity Information (USD $)	9 Months Ended
	Jul. 31, 2011	Sep. 13, 2011
Document And Entity Information
Entity Registrant Name	VAULT AMERICA, INC.
Entity Central Index Key	0001159464
Document Type	10-Q
Document Period End Date	Jul 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 115,000
Entity Common Stock, Shares Outstanding		1,144,324
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jul. 31, 2011	Oct. 31, 2010
ASSETS
Cash and cash equivalents	$ 85,438	$ 164,535
G.S.T and P.S.T. receivable	1,784	588
Prepaid expenses and other current assets	1,306	419
TOTAL CURRENT ASSETS	88,528	165,542
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $10,404 and $8,835	815	1,154
OTHER ASSETS
Guaranteed investment Certificate	643,852	594,764
TOTAL ASSETS	733,195	761,460
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued expenses	10,731	18,081
STOCKHOLDERS’ EQUITY
Preferred “A” stock, par value $.001 per share; Authorized, 70,000 shares; Issued and outstanding, 790 shares at April 30, 2011 and October 31, 2010	10	10
Preferred “B” stock, par value $.001 per share; Authorized, 1,000 shares; Issued and outstanding, 1,000 shares at April 30, 2011 and October 31, 2010	1	1
Common stock, par value $.001 per share; Authorized, 50,000,000 shares; Issued and outstanding, 1,144,324 shares at April 30, 2011 and October 31, 2010	1,144	1,144
Paid in capital in excess of par value of stock	3,539,621	3,539,621
Accumulated deficit	(2,981,789)	(2,911,177)
Accumulated other comprehensive income (primarily cumulative translation adjustment)	212,477	162,780
Stockholders' equity before treasury stock	771,464	792,379
Less treasury stock of 2,012,000 shares at April 30, 2011 and October 31, 2010, at cost	(49,000)	(49,000)
TOTAL STOCKHOLDERS’ EQUITY	722,464	743,379
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 733,195	$ 761,460

Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2011	Oct. 31, 2010
ASSETS
Accumulated Depreciation	$ 10,404	$ 8,835
STOCKHOLDERS’ EQUITY
Preferred stock, Series A, par value	$ 0.001	$ 0.001
Preferred stock, Series A, authorized shares	70,000	70,000
Preferred stock, Series A, issued shares	790	790
Preferred stock, Series A, outstanding shares	790	790
Preferred stock, Series B, par value	$ 0.001	$ 0.001
Preferred stock, Series B, authorized shares	1,000	1,000
Preferred stock, Series B, issued shares	1,000	1,000
Preferred stock, Series B, outstanding shares	1,000	1,000
Common Stock Par Value	$ 0.001	$ 0.001
Common Stock Shares Authorized	50,000,000	50,000,000
Common Stock Shares Issued	1,144,324	1,144,324
Common Stock Shares Outstanding	1,144,324	1,144,324
Treasury stock, shares	2,012,000	2,012,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010
Income Statement [Abstract]
TOTAL REVENUES	$ 0	$ 0	$ 0	$ 0
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	36,721	26,482	113,434	99,095
(LOSS) FROM OPERATIONS	(36,721)	(26,482)	(113,434)	(99,095)
OTHER INCOME
Income from legal settlement	0	16,064	33,748	16,064
Interest income	3,204	2,581	9,074	4,901
TOTAL OTHER INCOME	3,204	18,645	42,822	20,965
(LOSS) FROM OPERATIONS BEFORE CORPORATION INCOME TAXES	(33,517)	(7,837)	(70,612)	(78,130)
CORPORATION INCOME TAXES	0	0	0	0
NET (LOSS)	$ (33,517)	$ (7,837)	$ (70,612)	$ (78,130)
NET (LOSS) FROM OPERATIONS PER COMMON SHARE – BASIC AND DILUTED	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.07)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED	1,144,324	1,144,324	1,144,324	1,144,324

Statetments of Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2011	Jul. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
NET (LOSS)	$ (33,517)	$ (7,837)	$ (70,612)	$ (78,130)
OTHER COMPREHENSIVE INCOME
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(4,974)	(20,785)	49,697	31,155
NET COMPREHENSIVE (LOSS)	$ (38,491)	$ (28,622)	$ (20,915)	$ (46,975)

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) from operations	$ (70,612)	$ (78,130)
Adjustments to reconcile net (loss) to net cash (used) by operating activities:
Depreciation	339	468
Changes in operating assets and liabilities:
G.S.T. and P.S.T. receivable	(1,196)	1,032
Prepaid expenses and deposits	(887)	(301)
Accounts payable and accrued expenses	(7,350)	(12,331)
Net cash (used) by operating activities	(79,706)	(89,262)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase and increase in value of guaranteed investment certificate	(49,088)	(585,166)
Net cash (used) by investing activities	(49,088)	(585,166)
CASH FLOWS FROM FINANCING ACTIVITIES	0	0
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	49,697	31,155
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(79,097)	(643,273)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	164,535	839,451
CASH AND CASH EQUIVALENTS, END OF PERIOD	85,438	196,178
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for Interest	0	0
Cash paid for Taxes	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Jul. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Presentation - The interim consolidated financial statements of the Company are condensed and do not include some of the information necessary to obtain a complete understanding of the financial data. Management believes that all adjustments necessary for a fair presentation of results have been included in the unaudited consolidated financial statements for the interim periods presented. Operating results for the nine months ended July 31, 2011 are not necessarily indicative of the results that may be expected for the year ended October 31, 2011. Accordingly, your attention is directed to the footnote disclosures found in the October 31, 2010 Annual Report and particularly to Note 1, which includes a summary of significant accounting policies.

Nature of Business and History of Company – Vault America, Inc. (hereinafter referred to as the Company) was organized on April 25, 2001, under the laws of the State of Nevada. The Company operates as a holding company for future acquisitions of subsidiaries.

Foreign Currency Translation - The financial statements of the subsidiary are measured using the Canadian dollar as the functional currency. Assets, liabilities and equity accounts of the subsidiary are translated at exchange rates as of the balance sheet date. Revenues and expenses are translated at average rates of exchange in effect during the year. The resulting cumulative translation adjustments have been recorded as a separate component of stockholders' equity. The financial statements are presented in United States of America dollars.

Principles of Consolidation – For the nine months ended July 31, 2011 and 2010, the Company was consolidated with its wholly-owned subsidiary, Security Bancorp, Inc. (“SBI”). All material intercompany accounts and transactions have been eliminated.

Cash and Cash Equivalents - For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Property and Equipment - Property and equipment are stated at cost. Major renewals and improvements are charged to the asset accounts while replacements, maintenance and repairs, which do not improve or extend the lives of the respective assets, are expensed. At the time property and equipment are retired or otherwise disposed of, the asset and related accumulated depreciation accounts are relieved of the applicable amounts. Gains or losses from retirements or sales are credited or charged to income.

The Company depreciates the property and equipment on the straight-line method as follows:

Furniture and fixtures 10 years

Computer equipment 5 years

Long-Lived Assets – The Company recognizes impairment losses on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. In such circumstances, those assets are written down to estimated fair value. Long-lived assets consist primarily of fixed assets. There were no impairment losses recorded on these financial statements.

Common Stock Issued for Non-Cash Transactions - It is the Company’s policy to value stock issued for non-cash transactions, such as services, at the fair market value of the goods or services received or the consideration granted, whichever is more readily determinable, at the date the transaction is negotiated.

Treasury Stock – The Company intends to hold repurchased shares in Treasury for general corporate purposes, including issuances under the employee stock option plan. The Company accounts for the Treasury stock using the cost method.

Accounting Estimates - Management uses estimates and assumptions in preparing financial statements in accordance with accounting principles generally accepted in the United States. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities, and the reported revenues and expenses. Actual results could vary from the estimates that were used.

Net Income (Loss) Per Share - The Company adopted ASC 260, “Earnings Per Share,” that requires the reporting of both basic and diluted earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. In accordance with ASC 260, any anti-dilutive effects on net earnings (loss) per share are excluded.

Concentration of Credit Risk – Financial Instruments

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Companies place their temporary cash investments in reputable financial institutions.

LEGAL SETTLEMENT	9 Months Ended
Jul. 31, 2011
Notes to Financial Statements
LEGAL SETTLEMENT	The Company received $33,748 from previous lawsuits, which includes a settlement in the amount of $24,883, as well as the reimbursement of legal fees for a second lawsuit in the amount of $8,865.

SUBSEQUENT EVENTS	9 Months Ended
Jul. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	Management has evaluated subsequent events through the date which the financial statements were available for issue. There were no subsequent events related to these financial statements.